Defiance Daily Target 2X Long AMAT ETF
Schedule of Investments
July 31, 2026 (Unaudited)
SHORT-TERM INVESTMENTS - 51.3%
Money Market Funds - 2.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	640,452	$640,452

U.S. Treasury Bills - 48.4%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	10,590,000	10,564,584

TOTAL SHORT-TERM INVESTMENTS (Cost $11,202,497)		11,205,036

TOTAL INVESTMENTS - 51.3% (Cost $11,202,497)		$11,205,036
Other Assets in Excess of Liabilities - 48.7%		10,656,540
TOTAL NET ASSETS - 100.0%		$21,861,576

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Long AMAT ETF
Schedule of Total Return Swaps Contracts
July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 14.1%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Applied Materials, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 5.00%	Termination(e)	11/30/2028	$8,658,820	$1,305,398
Applied Materials, Inc.	Clear Street LLC	Receive	OBFR + 2.00%	Termination(c)	07/10/2028	8,150,134	450,047
Applied Materials, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(a)	05/01/2033	8,985,759	—
Applied Materials, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 7.50%	Termination(d)	01/28/2033	8,884,225	530,519
Applied Materials, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 3.99%	Termination(b)	03/30/2033	8,985,759	800,009
							3,085,973

Net Unrealized Appreciation (Depreciation)							3,085,973

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(b)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.